Summary of Significant Accounting Policies - Allowance for doubtful accounts (Details)	12 Months Ended
	Mar. 31, 2019 USD ($) segment	Mar. 31, 2018 USD ($)
Allowance for doubtful accounts
Allowance for doubtful accounts	$ 0
Employee benefit expenses
Employee benefit expenses	79,056
Selling and marketing expenses
Advertising and promotion costs	1,319,969
Research and development costs
Research and development costs capitalized	$ 0	$ 0
Value added tax ("VAT")
Value-added tax rate (in percent)	6.00%
Foreign currency translation
Year-end spot rate	6.7335
Average rate	6.7317
Segment reporting
Reportable segment | segment	1
Concentration of risks
RMB denominated cash and cash equivalents	$ 10,362,283